Note 9 - Share-Based Compensation (Tables)	12 Months Ended
Feb. 02, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Fiscal Years Ended
	2012	2011	2010
Risk-free interest rates	1.21%	2.05%	2.58%
Expected lives (years)	6.25	6.25	6.25
Expected volatility	60%	60%	62%
Expected dividend yields	-	-	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012
	Options	Weighted- Average Exercise Price per Option	Weighted-Average Remaining Contractual Life (years)

Options outstanding as of January 28, 2012	3,096,288	$4.71
Options granted	534,250	1.44
Options exercised	-	-
Options cancelled or expired	(580,452)	6.23

Outstanding as of February 2, 2013	3,050,086	$3.84	5.62

Exercisable as of February 2, 2013	2,065,336	$4.92	4.27

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value

Outstanding at January 28, 2012	406,391	$1.23
Granted	256,410	1.17
Vested	(172,002)	1.36
Forfeited	(42,258)	1.18
Outstanding at February 2, 2013	448,541	$1.15